Taxation - Movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Balance at beginning of period	¥ (78,910)	¥ (55,517)	¥ (51,215)
Change of valuation allowance	(41,976)	(23,393)	(4,302)
Reduction due to expiration of tax attributes	2,341
Balance at end of period	¥ (118,545)	¥ (78,910)	¥ (55,517)